Investments and Equity Method Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments and Equity Method Investments
Investments and equity method investments consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Investments:
Genomatica, Inc. preferred stock	$44,885	$55,000
Synlogic, Inc. common stock	7,292	15,345
Synlogic, Inc. warrants	2,930	6,166
Marketable equity securities	16,223	10,331
Non-marketable equity securities	17,738	15,195

Total	$89,068	$102,037

Equity method investments (1) :
Joyn Bio, LLC	$1,283	$11,694
BiomEdit, LLC	4,321	—
Other	1,310	1,500

Total	$6,914	$13,194

Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2021	2020
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. common stock	15,345	13,696
Synlogic, Inc. warrants	6,166	5,504
Cronos Group Inc. common stock	10,331	—
Non-marketable equity securities	15,195	—

Total	$102,037	$74,200

Equity method investments (1) :
Joyn Bio, LLC	$11,694	$28,924
Other	1,500	—

Total	$13,194	$28,924

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.
(Loss) gain on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
(Loss) gain on investments:
Synlogic, Inc. common stock	$1,649	$(2,663)	$(19,403)
Synlogic, Inc. warrants	662	(1,070)	(7,797)
Cronos Group Inc.	(13,854)	—	—

Total	$(11,543)	$(3,733)	$(27,200)

Loss on equity method investments:
Joyn Bio, LLC	$(17,230)	$(396)	$(1,730)
Allonnia, LLC	(12,698)	—	(24,480)
Arcaea, LLC	(47,356)	—	—
Glycosyn, LLC	—	—	(1,323)

Total	$(77,284)	$(396)	$(27,533)

Schedule of Temporary Impairment Losses, Investments
(Losses) gains on investments and equity method investments consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
(Loss) gain on investments:
Synlogic, Inc. common stock	$(7,926)	$1,965	$(8,053)	$10,969
Synlogic, Inc. warrants	(3,185)	790	(3,236)	4,408
Genomatica	(10,115)	—	(10,115)	—
Marketable equity securities	(17,447)	—	(16,819)	—

Total	$(38,673)	$2,755	$(38,223)	$15,377

Loss on equity method investments:
Joyn Bio, LLC	$(5,424)	$(4,346)	$(10,411)	$(8,375)
Allonnia, LLC	—	—	—	(12,698)
Arcaea, LLC	—	—	—	(11,897)
Verb Biotics, LLC	—	—	(15,900)	—
BiomEdit, LLC	(4,552)	—	(4,552)	—
Other	(190)	—	(190)	—

Total	$(10,166)	$(4,346)	$(31,053)	$(32,970)